Segment Information	12 Months Ended
Apr. 30, 2011
Segment Information [Abstract]
SEGMENT INFORMATION
16. SEGMENT INFORMATION
The following table presents net sales by product category:

	2009	2010	2011
Net sales:
Spirits	$2,832	$2,916	$3,102
Wine	360	310	302

	$3,192	$3,226	$3,404

	2009	2010	2011
Net sales:
United States	$1,542	$1,529	$1,525
Europe	892	879	909
Other	758	818	970

	$3,192	$3,226	$3,404

Net sales are attributed to countries based on where customers are located.
The net book value of property, plant, and equipment located in Mexico was $62 and $65 as of April 30, 2010 and 2011, respectively. Other long-lived assets located outside the United States are not significant.